Cover	3 Months Ended
Nov. 30, 2021
Cover [Abstract]
Entity Registrant Name	GRIDIRON BIONUTRIENTS, INC.
Entity Central Index Key	0001629205
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Tax Identification Number	82-2275255
Entity Address Address Line 1	40 Wall Street
Entity Address Address Line 2	Suite 2701
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10005
City Area Code	646
Local Phone Number	380-1923
Entity Incorporation State Country Code	NV